VIE - Non-consolidated (Details 8) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-consolidated VIEs
Trading assets	SFr 153,797	SFr 133,635
Net loans	296,779	287,581
Other assets	39,609	37,459
Other liabilities	31,043	30,107
Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	10,509	9,549
Net loans	11,944	8,896
Other assets	927	586
Total variable interest assets, non-consolidated VIEs	23,380	19,031
Maximum exposure to loss	30,055	24,486
Non-consolidated VIE assets	340,237	223,914
Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	230	209
Net loans	456	154
Other assets	3	3
Total variable interest assets, non-consolidated VIEs	689	366
Maximum exposure to loss	785	366
Non-consolidated VIE assets	8,057	7,033
Non-consolidated VIEs | CP Conduit
Non-consolidated VIEs
Maximum exposure to loss	6,159
Non-consolidated VIE assets	13,488
Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	4,897	4,527
Net loans	904	1,475
Other assets	26	19
Total variable interest assets, non-consolidated VIEs	5,827	6,021
Maximum exposure to loss	7,664	7,637
Non-consolidated VIE assets	141,608	96,483
Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	962	927
Net loans	1,945	1,591
Other assets	518	120
Total variable interest assets, non-consolidated VIEs	3,425	2,638
Maximum exposure to loss	3,430	2,653
Non-consolidated VIE assets	128,984	68,258
Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	109	183
Net loans	7,930	5,246
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	8,039	5,429
Maximum exposure to loss	12,239	8,680
Non-consolidated VIE assets	25,590	20,804
Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	4,311	3,703
Net loans	709	430
Other assets	380	444
Total variable interest assets, non-consolidated VIEs	5,400	4,577
Maximum exposure to loss	5,937	5,150
Non-consolidated VIE assets	35,998	31,336
Bank
Non-consolidated VIEs
Trading assets	153,895	133,859
Net loans	304,025	292,875
Other assets	37,069	36,673
Other liabilities	SFr 30,406	SFr 30,327